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                               SEMI-ANNUAL REPORT







 ===============================================================================


                                The Everest Funds


 ===============================================================================






                              Everest America Fund





                                 April 30, 2002





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                                TABLE OF CONTENTS



                                                                           Page
Shareholder Letter.............................................................1

Performance Summary............................................................2

Schedule of Investments......................................................3-4

Statements of Assets and Liabilities...........................................5

Statements of Operations.......................................................6

Statements of Changes in Net Assets............................................7

Financial Highlights...........................................................8

Notes to the Financial Statements...........................................9-11



                               NOTICE TO INVESTORS



     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
      Insurance Corporation, the Federal Reserve Board or any other agency.
       An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

--------------------------------------------------------------------------------

May 17, 2002

Dear Fellow Shareholders:

We concluded our first six months of the new fiscal year having come through some tough times. Our strategy is to continue our present course of action.

The Everest America Fund reflects our philosophy that favors investing in traditional companies with real revenues and earnings. The Fund remains under-weighted in technology stocks, consistent with our thoughts that this sector continues to be overvalued.

Results for the fund and its comparable benchmark are presented below.

----------------- --------------------------- ---------------------------
Total Return with  Three months (02/01/02 to   Since Inception (11/01/01
    Dividends         04/30/02)                       to
                                                  04/30/02)
----------------- --------------------------- ---------------------------
Everest America             0.20%                       2.10%
----------------- --------------------------- ---------------------------
S & P 500                   -4.41%                      2.31%
----------------- --------------------------- ---------------------------

It was a pleasure to meet those of you who were able to join us for our open house in March. We hope you enjoyed meeting some of the people behind the Everest Funds. In closing, allow us to thank all of our shareholders for your continued support. Together we are building your financial future.

Sincerely,


Vinod Gupta, Chairman                         Thomas Pflug, President
Everest Funds                                 Pflug Koory, LLC

Past performance is no guarantee of future results. Investment return and principal value of an investment wll fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please refer to the "Schedule of Investments" for further information regarding fund holdings. Current performance information can be obtained by visiting our website at www.everestfund.com. Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus which contains more complete information about the Everest Funds, including risks, fees and expenses. Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC
6/02


================================================================================
                              Everest America Fund
================================================================================

PERFORMANCE SUMMARY

                EVEREST AMERICA FUND    S & P 500 (SPX)
 11/1/01             10,000                10,000
11/30/01              9,970                10,767
12/31/01             10,140                10,862
 1/31/02             10,190                10,703
 2/28/02             10,330                10,496
 3/31/02             10,620                10,891
 4/30/02             10,210                10,231


                               RATE OF RETURN (%)
                       FOR THE PERIOD ENDED APRIL 30, 2002

                                       Cumulative
                                   Since Inception
     Total Return                 November 1, 2001
     ------------------------------------------------
     Everest America Fund               2.10%
     S & P 500 (SPX)                    2.31%
     ------------------------------------------------

This chart illustrates the performance of a hypothetical $10,000 investment made on November 1, 2001 (inception) for the Everest America Fund and the S&P 500 Index. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Returns shown include reinvestment of all dividends and capital gains. Past performance does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                              Everest America Fund
                  Schedule of Investments as of April 30, 2002
                                   (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8%                             Shares         Market Value
--------------------------------------------------------------------------------

Consumer Staples - 15.0%
Anheuser-Busch Companies, Inc.                        3,400            $180,200
The Coca-Cola Company                                 3,300             183,183
NIKE, Inc.                                            3,000             159,990
PepsiCo, Inc.                                         3,400             176,460
The Procter & Gamble Company                          1,900             171,494
Unilever NV - NYS (1)                                 3,000             194,100
                                                                ----------------
                                                                      1,065,427
                                                                ----------------

Energy - 4.8%
ChevronTexaco Corporation                             2,050             177,755
Exxon Mobil Corporation                               4,100             164,697
                                                                ----------------
                                                                        342,452
                                                                ----------------

Financial - 23.7%
American Express Company                              4,300             176,343
American International Group, Inc.                    2,400             165,888
Citigroup Inc.                                        3,700             160,210
Fannie Mae                                            2,150             169,700
Freddie Mac                                           2,600             169,910
Merrill Lynch & Co., Inc.                             3,500             146,790
MGIC Investment Corporation                           2,400             171,264
Morgan Stanley Dean Witter & Co.                      3,300             157,476
Washington Mutual, Inc.                               4,700             177,331
Wells Fargo & Company                                 3,600             184,140
                                                                ----------------
                                                                ----------------
                                                                      1,679,052
                                                                ----------------

Health - 16.4%
Abbott Laboratories                                   3,200             172,640
Bristol-Myers Squibb Company                          5,700             164,160
Eli Lilly and Company                                 2,300             151,915
Johnson & Johnson                                     2,800             178,808
Merck & Co. Inc.                                      3,300             179,322
Pfizer Inc.                                           4,500             163,575
Wyeth                                                 2,700             153,900
                                                                ----------------
                                                                ----------------
                                                                      1,164,320
                                                                ----------------

Industrial Cyclicals - 6.9%
General Electric Company                              4,800             151,440
Masco Corporation                                     6,300             177,030
United Technologies Corporation                       2,300             161,391
                                                                ----------------
                                                                        489,861
                                                                ----------------

Retail - 4.7%
Costco Wholesale Corporation *                        4,200             168,840
Wal-Mart Stores, Inc.                                 2,900             161,994
                                                                ----------------
                                                                ----------------
                                                                        330,834
                                                                ----------------

                                                  Shares         Market Value
Services - 19.1%
Automatic Data Porcessing, Inc.                       3,100          $  157,604
Equifax Inc.                                          6,200             169,384
FedEx Corp. *                                         3,200             165,344
Gannett Co., Inc.                                     2,200             161,260
The McGraw-Hill Companies, Inc.                       2,600             166,374
Moody's Corporation                                   4,300             187,394
The New York Times Company - Class A                  3,700             172,272
United Parcel Service, Inc. - Class B                 2,900             174,116
                                                                ----------------
                                                                ----------------
                                                                      1,353,748
                                                                ----------------

Technology - 1.0%
First Data Corporation                                  900              71,541
                                                                ----------------

Utilities - 5.2%
Consolidated Edison, Inc.                             4,200             183,078
Exelon Corporation                                    3,400             184,620
                                                                ----------------
                                                                        367,698
                                                                ----------------

TOTAL COMMON STOCKS (Cost $6,887,244)                                 6,864,933
                                                                ----------------

                                                       Principal Amount

VARIABLE RATE DEMAND NOTES (2) - 3.5%
American Family Financial Services Inc., 1.433%    $108,248             108,248
Wisconsin Corporate Central Credit Union, 1.520%     16,735              16,735
Wisconsin Electric Power Company, 1.432%            126,880             126,880
                                                                ----------------

Total VARIABLE RATE DEMAND NOTES  (Cost $251,863)                       251,863
                                                                ----------------


TOTAL INVESTMENTS (Cost $7,139,107) - 100.3%                          7,116,796
                                                                ----------------

Liabilities, less Other Assets - (0.3)%                                (23,410)
                                                                ----------------

Total Net Assets - 100.0%                                           $ 7,093,386
                                                                ================

*   Non-income producing security.
    NYS - New York Shares.
    (1) Foreign Security.
    (2) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of April 30, 2002.


                     See Notes to the Financial Statements.



The Everest Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)
                                                                      Everest
ASSETS:                                                             America Fund
                                                                     -----------
      Investments, at fair value (cost $7,139,107)                   $ 7,116,796
      Cash                                                                     -
      Dividends and Interest receivable                                    4,848
      Receivable from Investment Adviser                                  11,195
      Other assets                                                         3,452
                                                                     -----------
         Total Assets                                                  7,136,291
                                                                     -----------

LIABILITIES:
      Accrued expenses                                                    42,905
                                                                     -----------
         Total Liabilities                                                42,905
                                                                     -----------

NET ASSETS                                                           $ 7,093,386
                                                                     ===========

NET ASSETS CONSIST OF:
      Capital stock                                                  $ 7,125,184
      Net unrealized depreciation on investments                        (22,311)
      Accumulated undistributed net realized loss on investments sold    (9,990)
      Undistributed net investment income                                    503
                                                                     -----------
         Total Net Assets                                            $ 7,093,386
                                                                     ===========

      Shares Outstanding (No par value, unlimited shares authorized)     695,084

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE                                                           $10.21
                                                                     ===========


                     See Notes to the Financial Statements.


The Everest Funds
STATEMENTS OF OPERATIONS
April 30, 2002 (Unaudited)
                                                                       Everest
INVESTMENT INCOME:                                                  America Fund
                                                                     -----------
      Dividend income                                                   $ 21,224
      Interest income                                                      1,937
                                                                     -----------
         Total investment income                                          23,161
                                                                     -----------

EXPENSES:
      Investment advisory fee                                             18,126
      Custodian and fund accounting fees                                  19,604
      Transfer agent and shareholder services fee                          9,525
      Professional fees                                                    8,238
      Distribution expense                                                 4,532
      Administration fees                                                 17,533
      Printing and mailing expense                                           683
      Registration fees                                                    1,361
      Trustee fees and expenses                                              181
      Insurance expense                                                    2,227
                                                                     -----------
         Total expenses before waiver and reimbursement                   82,010
         Less: Waiver of expenses and reimbursement from Adviser        (59,352)
                                                                     -----------
             Net expenses                                                 22,658
                                                                     -----------

NET INVESTMENT INCOME                                                        503
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investment transactions                       (9,990)
      Change in unrealized appreciation (depreciation) on investments   (22,311)
                                                                     -----------
         Net realized and unrealized loss on investments                (32,301)
                                                                     -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ (31,798)
                                                                     ===========

                     See Notes to the Financial Statements.


The Everest Funds
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Everest America
                                                                                 Fund
                                                                             --------------
                                                                                Six Months
                                                                             Ended April 30,
                                                                                   2002
                                                                               (Unaudited)
                                                                            -------------
OPERATIONS:
      Net investment income                                                         $503
      Net realized loss on investment transactions                               (9,990)
      Change in unrealized appreciation (depreciation) on investments           (22,311)
                                                                            -------------
         Net decrease in net assets resulting from operations                   (31,798)
                                                                            -------------

CAPITAL SHARE TRANSACTIONS:
      Shares sold                                                              7,125,184
      Reinvestment of dividends                                                        -
      Shares redeemed                                                                  -
                                                                            -------------
         Net increase in net assets resulting from capital
              share transactions                                               7,125,184
                                                                            -------------

TOTAL INCREASE IN NET ASSETS                                                   7,093,386

NET ASSETS:
      Beginning of period                                                              -
                                                                            -------------
      End of period (including undistributed net investment income of $503)  $ 7,093,386
                                                                            =============




                     See Notes to the Financial Statements.



The Everest Funds
FINANCIAL HIGHLIGHTS                                                Everest
Selected per share data is based on a share of beneficial         America Fund
interest outstanding throughout the period
                                                                Six Months Ended
                                                                 April 30, 2002
                                                                   (Unaudited)
                                                                 --------------
PER SHARE DATA:
      Net asset value, beginning of period $10.00 Income
      from investment operations:
         Net investment income                                        $  10.00
         Net realized and unrealized loss on investments                  0.21
                                                                 --------------
             Total from investment operations                            10.21
         Less distributions:
         Dividends from net investment income                                -
         Distributions from net realized gains                               -
                                                                 --------------
             Total distributions                                             -
                                                                 --------------
      Net asset value, end of period                                    $10.21
                                                                 ==============

TOTAL RETURN                                                              2.10%

SUPPLEMENTAL DATA AND RATIOS:
      Net assets, in thousands, end of period                           $7,093

      Ratio of net expenses to average net assets (1)(2)                  1.25%

      Ratio of net investment income to average net assets (1)(2)         0.03%

      Portfolio turnover rate                                            35.26%

  (1) Computed on an annualized basis.
  (2) Without expense reimbursements of $59,352 for the period ended April 30, 2002 the ratio of expenses and net investment loss to average net assets would have been 4.52% and (3.24)%, respectively.


                     See Notes to the Financial Statements.

The Everest Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

1.   Organization

Everest Funds (the "Trust") is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers two non-diversified portfolios to investors, the Everest America Fund (the "Fund") and the Everest3 Fund (collectively the "Funds").

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential. The manager or sub-adviser selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions. Under normal market conditions, the Fund will invest in the securities of companies of any size. The Fund's investments mainly consist of common stocks, preferred stocks and convertible securities. The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts ("ADRs") and securities of foreign companies. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks. The Fund commenced operations on November 1, 2001.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

a) Investment Valuation - Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. ETFs listed on a U.S. securities exchange are listed at their net asset value. Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the "Adviser") in accordance with policies approved by the Fund's Board of Trustees. Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b) Organization Costs - Expenses in connection with the organization of the Fund were paid by the Adviser.

c) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

d) Federal Income and Excise Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

e) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security in determining the cost basis of debt securities.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.   Capital Share Transactions

Share transactions were as follows:

Everest America Fund
                                                         Period Ended
                                                         April 30, 2002

                                             Amount              Shares
   Shares sold                            $ 7,125,184            695,084
   Shares reinvested                                -                  -
   Shares redeemed                                  -                  -
                                        -------------        -----------
   Net increase                          $  7,125,184            695,084
                                        =============        ===========

   Shares outstanding:
        Beginning of period                                            -
                                                             -----------
        End of period                                            695,084
                                                             ===========


4.       Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended April 30, 2002 were as follows:

                                                              Everest America
Purchases                                                     $8,060,342
Sales                                                         $1,163,460

There were no purchases or sales of long-term U.S. government securities by the Fund.

At April 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:


Everest America
         Unrealized appreciation                                       $311,188
         Unrealized depreciation                                       (333,499)
                                                                     ----------
                  Net unrealized depreciation on investments           ($22,311)
                                                                     ==========

At April 30, 2002, the cost of investments for federal income tax purposes for the Everest America Fund was $7,139,107.

5.   Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund's total annual fund operating expenses for the period ended April 30, 2002 exceed 1.25% of the Everest America Fund's average daily net assets on an annual basis. During the period ended April 30, 2002, the Adviser reimbursed the Everest America Fund $59,352.

The Adviser has entered into a sub-advisory agreement with Pflug Koory, LLC, to assist in the day-to-day management and to provide other advisory services to the Fund. In exchange for its services, the sub-adviser is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.25% of the average daily net assets of the Everest America Fund. The sub-adviser fees are paid directly by the Adviser out of the Adviser's annual advisory fees.

The Funds have adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets. Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Everest America Fund incurred $4,532 for the pursuant to the Plans for the six months ended April 30, 2002.

U.S. Bancorp Funds Services, LLC, a wholly-owned subsidiary of U.S. Bank, N.A., serves as transfer agent, fund administrator and fund accountant for the Trust. U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.